Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	May 29, 2016 USD ($) restaurant expiration_date	May 31, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Future amortization expense, year one	$ 17,600,000
Future amortization expense, year two	17,600,000
Future amortization expense, year three	17,600,000
Future amortization expense, year four	17,600,000
Future amortization expense, year five	17,600,000
Impairment of trademarks	$ 0
Expiration dates for gift cards | expiration_date	0
Gift cards breakage redemption period	10 years
Renewal period of lease arrangements (years)	15 years
Aggregate cumulative translation losses	$ 1,200,000	$ 1,700,000
Foreign currency transaction losses realized	$ 1,800,000	$ 1,400,000
Minimum
Summary of Significant Accounting Policies [Line Items]
Renewal period of lease arrangements (years)	5 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Renewal period of lease arrangements (years)	20 years
Capitalized Software | Minimum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)	3 years
Capitalized Software | Maximum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)	10 years
Definite-Lived Intangible Assets | Minimum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)	1 year
Definite-Lived Intangible Assets | Maximum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)	20 years
Building | Minimum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)	7 years
Building | Maximum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)	40 years
Equipment | Minimum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)	2 years
Equipment | Maximum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)	15 years
North America | Entity Operated Units
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant	6
North America | Franchised Units
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant	18
Latin America, the Middle East and Malaysia | Franchised Units
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant	32